Leases - Schedule of Disclosure in Tabular Form of Nature of Companies Leases (Detail)	3 Months Ended
Jul. 31, 2025
Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	3
No. of leases with extension options	1
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	3
No. of leases with termination options	3
Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	2
No. of leases with extension options	0
No. of leases with options to purchase	2
No. of leases with variable payments linked to an index	2
No. of leases with termination options	2
Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	4
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	4
No. of leases with termination options	4
Weighted average | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	6 years 3 months 18 days
Weighted average | Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	2 years 3 months 18 days
Weighted average | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years 6 months
Bottom of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years 4 months 24 days
Bottom of Range | Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	4 years 6 months
Bottom of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	1 year 4 months 24 days
Top of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	8 years 4 months 24 days
Top of Range | Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	4 years 6 months
Top of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	4 years 3 months 18 days